united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

The Gold Bullion Strategy Portfolio

Semi-Annual Report

June 30, 2021

1-855-650-QGLD (7453)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

June 30, 2021

Dear Shareholders,

This Semiannual Report for The Gold Bullion Strategy Portfolio (“Portfolio”) covers the period from January 1, 2021, to June 30, 2021. Flexible Plan Investments, Ltd., serves as the subadviser to The Gold Bullion Strategy Portfolio. During the period, the Portfolio returned -7.92%, compared with a return of -6.96% for the S&P GSCI Gold Index and a 15.25% return for the S&P 500 TR Index. The subindex of the S&P GSCI provides investors with a reliable and publicly available benchmark tracking the COMEX gold future.

Rising interest rates were the primary driver for gold’s performance during the period. The yield on the 10-year Treasury note increased from 0.93% at the beginning of the year to 1.45% at the end of June. Rates increased on the prospects of economic recovery from the COVID-19 pandemic as vaccines were widely distributed. A strengthening U.S. dollar also contributed to the headwinds facing the precious metal.

Factors that supported gold during the period included increasing inflationary signals and strengthening consumer demand related to the economic recovery. Gold has historically performed well during periods of inflation; however, the recent inflationary signals are being closely monitored to determine whether they are temporary or more persistent.

The Gold Bullion Strategy Portfolio seeks returns that reflect the daily performance of the price of gold bullion and, as such, is a vehicle for investors to capture potential returns resulting from those movements. To meet its goal, the Portfolio utilizes gold-bullion-related futures contracts and exchange-traded funds (ETFs). Additionally, in an effort to reflect the daily performance of the price of gold bullion net of fees, the Portfolio invests in investment-grade fixed-income corporate notes and bonds, with an objective of generating interest income to partially offset those fees. The Portfolio’s underperformance versus the S&P GSCI Gold Index for the period can largely be attributed to unfavorable effects from rising interest rates and portfolio expenses.

The Portfolio continues to endeavor to execute its strategy consistently, regardless of the market environment or perceived outlook for gold. As always, the adviser and subadviser reiterate the value of gold in portfolios as a diversifier given its historically low correlation to most other asset classes.

We encourage our investors to maintain a long-term perspective as the market reacts to inevitable challenges and opportunities. As an asset class, gold historically has been uncorrelated with other asset classes and tended to provide a valuable hedge to investor portfolios in times of market volatility or economic and geopolitical uncertainty. We thank you for your confidence in The Gold Bullion Strategy Portfolio and its potential to help you achieve your financial goals.

Best regards,

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred

The Gold Bullion Strategy Portfolio

Portfolio Review (Unaudited)

June 30, 2021

The Portfolio’s performance figures* for the periods ended June 30, 2021, as compared to its benchmarks:

			Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	November 1, 2013
The Gold Bullion Strategy Portfolio	(7.92)%	(3.95)%	9.54%	3.30%	2.01%
S&P 500 Total Return Index **	15.25%	40.79%	18.67%	17.65%	14.61%
S&P GSCI Gold Index***	(6.96)%	(3.93)%	10.60%	4.76%	3.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Returns greater than 1 year are annualized. The Portfolio’s total annual operating expense ratio including underlying funds, as provided in the Portfolio’s prospectus dated May 1, 2021, was 1.70%. For performance information current to the most recent month-end, please call 1-855-650-7453.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

***	The S&P GSCI Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

The Portfolio’s holdings as of June 30, 2021 by types of investments are as follows:

Holdings by type of Investment*:	% of Net Assets
Exchange Traded Funds:
Debt Funds	72.1%
Commodity Fund	1.6%
Short-Term Investments	21.6%
Collateral for Securities Loaned	7.1%
Other Assets Less Liabilities	(2.4)%
100.0%

*	The Holdings by type of Investment detailed do not include derivative exposure.

Please refer to the Consolidated Schedule of Investments and the Shareholder Letter in this report for a detailed listing of the Portfolio’s holdings.

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.7%
	COMMODITY FUND - 1.6%
1,864	SPDR Gold Shares(a),(b)	$308,734

	DEBT FUNDS - 72.1%
8,520	BlackRock Short Maturity Bond ETF	427,406
42,770	Invesco BulletShares 2021 Corporate Bond ETF	902,447
41,770	Invesco BulletShares 2022 Corporate Bond ETF	901,814
41,090	Invesco BulletShares 2024 Corporate Bond ETF	911,787
17,990	Invesco Ultra Short Duration ETF	908,135
8,370	iShares Short-Term National Muni Bond ETF (e)	902,453
16,460	iShares Trust iShares 1-5 Year Investment Grade (e)	902,173
8,850	PIMCO Enhanced Short Maturity Active ETF	902,434
17,530	PIMCO Short Term Municipal Bond Active ETF	901,918
29,430	SPDR Bloomberg Barclays Investment Grade Floating	902,030
18,210	SPDR Nuveen Bloomberg Barclays Short Term	902,488
28,830	SPDR Portfolio Short-Term Corporate Bond ETF	902,379
14,080	SPDR SSgA Ultra Short-Term Bond ETF	569,888
35,460	VanEck Vectors Short High Yield Muni ETF (e)	902,457
49,920	VanEck Vectors Short Muni ETF	901,805
10,980	Vanguard Short-Term Bond ETF	902,117
		13,643,731

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,959,054)	13,952,465

	SHORT-TERM INVESTMENTS — 21.6%
	MONEY MARKET FUNDS - 21.6%
2,596,903	Fidelity Government Portfolio, Institutional Class, 0.01%(c)	2,596,903
1,494,763	First American Government Obligations Fund, Class Z, 0.02%(c)	1,494,763
	TOTAL MONEY MARKET FUNDS (Cost $4,091,666)	4,091,666

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,091,666)	4,091,666

The accompanying notes are an integral part of these consolidated financial statements.

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value

	COLLATERAL FOR SECURITIES LOANED — 7.1%
1,346,944	Mount Vernon Liquid Assets Portfolio, LLC - 0.11% (c)(d)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,346,944)	$1,346,944

	TOTAL INVESTMENTS — 102.4% (Cost $19,397,664)	$19,391,075
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%	(460,514)
	NET ASSETS - 100.0%	$18,930,561

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
106	COMEX Gold 100 Troy Ounces Futures(b)	08/27/2021	$18,766,240	$(1,190,100)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of GBSP Fund Ltd

(c)	Rate disclosed is the seven-day effective yield as of June 30, 2021.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	All or a portion of the security is on loan. Total loaned securities had a value of $1,319,000 at June 30, 2021.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Assets and Liabilities (Unaudited)
June 30, 2021

ASSETS
Investment securities:
At cost	$19,397,664
At value (a)	$19,391,075
Deposit with broker for futures contracts	2,195,351
Receivable for securities sold	161,399
Dividends and interest receivable	54
TOTAL ASSETS	21,747,879

LIABILITIES
Collateral on securities loaned	1,346,944
Unrealized depreciation on futures contracts	1,190,100
Payable for Portfolio shares redeemed	129,555
Payable for investments purchased	115,460
Payable to related parties	15,128
Investment advisory fees payable	11,825
Distribution (12b-1) fees payable	8,306
TOTAL LIABILITIES	2,817,318

NET ASSETS	$18,930,561

Composition of Net Assets:
Paid in capital	18,357,575
Accumulated earnings	572,986
NET ASSETS	$18,930,561

Net Asset Value Per Share:
Shares:
Net Assets	$18,930,561
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	771,914
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.52

(a)	Includes loaned securities with a value of $1,319,000.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME
Dividends	$70,132
Interest	323
Securities lending	12,181
TOTAL INVESTMENT INCOME	82,636

EXPENSES
Investment advisory fees	70,279
Distribution fees	46,853
Administrative services fees	25,565
TOTAL EXPENSES	142,697

NET INVESTMENT (LOSS)	(60,061)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	(27,288)
Futures contracts	394,113
Net Realized Gain on Investments and Futures Contracts	366,825

Net change in unrealized depreciation on:
Investments	(31,524)
Futures contracts	(2,286,828)
Net Change in Unrealized Depreciation on Investments and Futures Contracts	(2,318,352)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(1,951,527)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,011,588)

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(60,061)	$(45,705)
Net realized gain on investments and futures contracts	366,825	1,974,852
Net change in unrealized appreciation (depreciation) on investments & futures contracts	(2,318,352)	665,529
Net increase (decrease) in net assets resulting from operations	(2,011,588)	2,594,676

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid	—	(1,478,573)
Total distributions to shareholders	—	(1,478,573)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,181,135	28,608,446
Reinvestment of dividends and distributions	—	1,478,572
Payments for shares redeemed	(11,167,101)	(21,236,014)
Net increase (decrease) from shares of beneficial interest transactions	(1,985,966)	8,851,004

NET INCREASE (DECREASE) IN NET ASSETS	(3,997,554)	9,967,107

NET ASSETS
Beginning of period	22,928,115	12,961,008
End of period	$18,930,561	$22,928,115

SHARE ACTIVITY
Shares Sold	360,834	1,071,907
Shares Reinvested	—	54,002
Shares Redeemed	(449,835)	(813,834)
Net increase (decrease) in shares of beneficial interest outstanding	(89,001)	312,075

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months
	Ended June 30,		Year Ended December 31,
	2021		2020	2019		2018	2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$26.63		$23.62	$20.06		$23.42	$21.05	$19.70
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.08)		(0.05)	0.18		0.10	(0.02)	(0.09)
Net realized and unrealized gain (loss)	(2.03)		4.73	3.43		(1.15)	2.39	1.44 (b)
Total income (loss) from investment operations	(2.11)		4.68	3.61		(1.05)	2.37	1.35
Less distributions:
Distributions from net investment income	—		(1.66)	(0.05)		(2.31)	—	—
Distributions from net realized gains	—		(0.01)	—		—	—	—
Total distributions	—		(1.67)	(0.05)		(2.31)	—	—

Net asset value, end of year/period	$24.52		$26.63	$23.62		$20.06	$23.42	$21.05

Total return (c)	(7.92	)% (g)	19.69%	17.99	% (d)	(4.36)%	11.26%	6.85%
Net assets, end of year/period (in 000s)	$18,931		$22,928	$12,961		$5,483	$4,807	$5,500
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (e)	1.52	% (h)	1.55%	1.52%		1.52%	1.52%	1.54%
Ratios of net investment income (loss) to average net assets (e,f)	(0.64	)% (h)	(0.20)%	0.82%		0.45%	(0.08)%	(0.38)%
Portfolio turnover rate	85	% (g)	215%	163%		253%	271%	430%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(c)	Total returns assume reinvestments of all distributions.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Recognition of net investment income (loss) by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)	Not Annualized.

(h)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

1.	ORGANIZATION

The Gold Bullion Strategy Portfolio (the “Portfolio”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio currently offers shares at net asset value. The Portfolio seeks returns that reflect the performance of the price of gold bullion. The Portfolio commenced operations on November 1, 2013.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Securities Valuation – Portfolio securities will be valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at 4:00 p.m. Eastern Time or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

GBSP Fund Limited (“GBSP Fund Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that can invest in gold bullion-related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2021 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$13,952,465	$—	$—	$13,952,465
Short-Term Investments	4,091,666	—	—	4,091,666
Collateral for Securities Loaned	1,346,944	—	—	1,346,944
Total Assets	$19,391,075	$—	$—	$19,391,075
Liabilities *
Derivatives:
Futures Contracts	$(1,190,100)	$—	$—	$(1,190,100)
Total Liabilities	$(1,190,100)	$—	$—	$(1,190,100)

*	Refer to the Consolidated Schedule of Investments for sector classifications.

The Portfolio did not hold any Level 2 or Level 3 securities during the current period.

Consolidation of Subsidiaries – The consolidated financial statements of the Portfolio include the accounts of GBSP Fund Ltd., a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Fund Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Portfolio’s investment in GBSP Fund Ltd. is as follows:

		GBSP Fund Ltd. Net
	Inception Date of	Assets at	% Of Net Assets at
	GBSP Fund Ltd.	June 30, 2021	June 30, 2021
GBSP Fund Ltd.	11/15/2013	$2,797,609	14.78%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance. The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSP Fund Ltd.).

General Market Risk. The risk that the value of the Portfolio’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions;

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Portfolio and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk: Mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for gold bullion because changes in derivative prices held by these instruments may not track those of the underlying gold bullion.

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the normal course of business, the Portfolio purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Derivatives Risk: Futures are subject to inherent leverage that may magnify Portfolio losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Portfolio identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

For tax purposes, GBSP Fund Ltd. is an exempted Cayman Islands investment company. GBSP Fund Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSP Fund Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of GBSP Fund Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio (or fund) are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $11,917,545 and $14,598,655, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The Portfolio’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended June 30, 2021, the Portfolio was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2021.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
		Consolidated	the Consolidated
	Gross Amounts of	Statement of Assets	Statement of Assets	Financial	Cash Collateral
Description	Recognized Assets	& Liabilities	& Liabilities	Instruments	Received (1)	Net Amount
Securities Lending	$1,346,944	$—	$1,346,944	$—	$1,346,944	$—
Total	$1,346,944	$—	$1,346,944	$—	$1,346,944	$—

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Liabilities:				Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Consolidated	Consolidated	the Consolidated	Financial
	Statement of Assets	Statement of Assets	Statement of Assets	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	& Liabilities	Pledged	Pledged	Net Amount
Futures Contracts	$(1,190,100)	$—	$(1,190,100)	$—	$1,190,100	$—
Total	$(1,190,100)	$—	$(1,190,100)	$—	$1,190,100	$—

(1)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

The Portfolio and GBSP Fund Ltd. use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2.

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Assets and Liabilities as of June 30, 2021:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized depreciation on futures contracts

At June 30, 2021, the fair value of derivative instruments was as follows:

Liability Derivatives
Derivative Investment Type	Commodity Risk	Total at June 30, 2021
Futures Contracts	$(1,190,100)	$(1,190,100)

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Operations for the six months ended June 30, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Portfolio’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2021:

Realized gain on derivatives recognized in the Consolidated Statement of Operations

Derivative Investment Type	Commodity Risk	Total for the six months Ended June 30, 2021
Futures Contracts	$394,113	$394,113

Changes in unrealized depreciation on derivatives recognized in the Consolidated Statement of Operations

Derivative Investment Type	Commodity Risk	Total for the six months Ended June 30, 2021
Futures Contracts	$(2,286,828)	$(2,286,828)

The derivative instruments outstanding as of June 30, 2021 as disclosed in the Consolidated Schedule of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Portfolio. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Portfolio. Sub-Advisor expenses are the responsibility of the Advisor.

Pursuant to an advisory agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets. Pursuant to the advisory agreement, the Advisor earned $70,279 in advisory fees for the six months ended June 30, 2021.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agent services to the Portfolio as shown in the consolidated Statement of Operations under Administrative services fees. Under the terms of the Portfolio’s agreement with GFS, GFS pays for certain operating expenses of the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

In addition, certain affiliates of GFS provide services to the Portfolio as follows:

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio. These expenses are the responsibility of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly distribution and service fee is calculated by the Portfolio at an annual rate of up to 0.75% of its average daily net assets and is paid to Ceros Financial Services, Inc. (“Ceros”), an affiliate of

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

the Advisor, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Currently, the Portfolio is incurring 0.50%. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2021, pursuant to the Plan, distribution fees were $46,853, paid by the Portfolio.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus $2,500 per meeting for certain special meetings as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2021, Ceros, a registered broker/dealer and an affiliate of the Advisor and principal underwriter of the Portfolio, executed trades on behalf of the Portfolio and received $4,788 in trade commissions.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, Jefferson National Life Insurance Co. held 100.0% of the voting securities of shares.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Depreciation
$19,527,271	$19,856	$(156,052)	$(136,196)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2020 and December 31, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2020	December 31, 2019
Ordinary Income	$1,478,573	$26,654

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,689,327	$—	$—	$(81)	$—	$(104,672)	$2,584,574

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

At December 31, 2020, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$—	$81	$81	$—

Permanent book and tax differences, primarily attributable to adjustments for the Portfolio’s holding in GBSP Ltd, resulted in reclassifications for the year ended December 31, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$11	$(11)

9.	SECURITIES LENDING

The Portfolio has entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Portfolio is authorized to loan securities to the Lending Agent. In exchange, the Portfolio receives cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Consolidated Statement of Assets and Liabilities and on the Consolidated Schedule of Investments. Securities lending income is disclosed in the Portfolio’s Consolidated Statement of Operations. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Portfolio’s cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as presented below.

As of June 30, 2021, the Portfolio loaned securities which were collateralized by cash. The value of securities on loan and the value of the related overnight and continuous collateral were $1,319,000 and $1,346,944, respectively.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Gold Bullion Strategy Portfolio
EXPENSE EXAMPLE (Unaudited)
June 30, 2021

As a shareholder of The Gold Bullion Strategy Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Gold Bullion Strategy Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Gold Bullion Strategy Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	1/1/2021	6/30/2021	1/1/2021-6/30/2021
The Gold Bullion Strategy Portfolio	1.52%	$1,000.00	$920.80	$7.24

Table 2
	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	1/1/2021	6/30/2021	1/1/2021-6/30/2021
The Gold Bullion Strategy Portfolio	1.52%	$1,000.00	$1,017.26	$7.60

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for The Gold Bullion Strategy Portfolio (and subsidiary)

At a video conference meeting held on May 24, 2021 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of The Gold Bullion Strategy Portfolio (and subsidiary) (“Gold Portfolio”); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”). The Independent Trustees, each of whom also serve as a Director of the GBSP Fund Limited, a wholly owned foreign subsidiary of the Gold Portfolio, approved an investment advisory agreement between GBSP Fund Ltd. and the Adviser (“Subsidiary Advisory Agreement”) as well as a sub-advisory agreement (“Subsidiary Sub-Advisory Agreement”) between the Adviser and FPI with respect to the GBSP Fund Ltd. The Gold Portfolio level agreements and subsidiary agreements are referred to collectively for convenience and references to the Gold Portfolio include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreements (together the “Advisory Agreements”), the Adviser and Sub-Adviser provided to the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees compared with the fees charged to comparable mutual funds or accounts; (e) the Gold Portfolio’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s portfolio-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of the Portfolio as compared to its benchmarks and Morningstar categories. The Board’s review of materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions will be made for Gold Portfolio by FPI, a description of the services provided by the Adviser and those services provided by FPI and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for Gold Portfolio, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. Further reviewed by the Board was a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each the of the Adviser and Sub-Advisers have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Trustees also noted the financial resources of the Adviser and each Sub-Adviser appeared adequate.

The Board also discussed the Adviser’s compliance program with the Chief Compliance Officer (“CCO”) of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The Trust’s CCO noted she works closely with the Adviser’s Chief Compliance Officer . The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Regarding the compliance programs of the Sub-Adviser, the Trust’s CCO noted that she works with the Chief Compliance Officer of FPI and had reviewed the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board determined that the Sub-Adviser has a compliance program in place that prevents violations of the applicable securities law.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of Gold Portfolio. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Gold Portfolio, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Gold Portfolio’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the updated performance of Gold Portfolio compared to its primary benchmarks and Morningstar category for various periods provided by the Adviser. The Trustees also reviewed the Sub-Adviser’s strategy and Gold Portfolio’s performance for various periods with explanations for over/under performance.

In reviewing performance, the Board found the Gold Portfolio slightly outperformed the benchmark S&P GSCI Gold Index (the “Index”) by 0.86% for the one-year ended April 30, 2021, while it slightly underperformed the Index by 0.91% and 1.40% respectively, for the three- and five-year periods ended April 30, 2021. They also noted it outperformed the Morningstar Commodities category for the three-year and five-year period by 3.01% and 0.69% respectively but lagged for the one-year period. The Trustees also noted the Gold Portfolio lagged the S&P 500 Index for the periods presented. The Trustees noted that S&P 500 and commodities indexes are presented primarily for market performance reference points but do not serve as direct comparisons because they are outside the investment mandate of the Gold Portfolio. The Board found the performance of the Gold Portfolio was delivering on its gold price tracking mandate and was satisfactory.

Fees and Expenses. As to the costs of the services to be provided to the Gold Portfolio by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of Gold Portfolio compared to its peer group and Morningstar category as presented in the meeting materials.

The Board noted that advisory fee of 0.75% for Gold Portfolio, was close to the average for the Morningstar Commodity Broad Basket category, and well below the maximum management fee. With respect to Gold Portfolio, net expenses of 1.70% were slightly above the Morningstar average. The Board concluded that the advisory fee and net expenses for Gold Portfolio were not unreasonable.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the two most recent fiscal years or partial fiscal periods from the Gold Portfolio with respect to advisory fees and from the total relationship with the Gold Portfolio. They considered whether profits from the Gold Portfolio were reasonable in light of services provided, including the assets levels and payments to the respective Sub-Adviser, and any breakpoints in fee structures.

During their review, the Board noted that taking into account the fees paid to the Sub-Adviser, with respect to Gold Portfolio, the Board acknowledged the Adviser was operating at a loss. The Board concluded that based on the assets levels and services provided, the Adviser having excess profits was not a concern.

Profitability Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the two most recent fiscal years or partial fiscal periods from the Gold Portfolio with respect to sub-advisory fees and from the total relationship with the Gold Portfolio. The Board noted that the Sub-Adviser usually charges higher fees from separately managed accounts with similar investment strategies, if any.

With respect to the Sub-Adviser’s profitability review, the Board noted FPI operated Gold Portfolio at loss from sub-advisory fees, and it remained at a loss when including any additional fees. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits was not a current concern.

Economies of Scale. As to the extent to which Gold Portfolio will realize economies of scale, the Adviser reported an estimate of $500 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth of the Gold Portfolio and concluded that any material economies of scale were not a concern at present assets levels. The Trustees agreed to revisit economies of scale as assets of the Gold Portfolio continue to grow.

Conclusion. The Board was assisted by counsel throughout the Advisory Agreement review process. The Board members relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreements. In considering the approval the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions that approval of the renewal was in the best interest of the Gold Portfolio and its shareholders.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolio has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolio’s liquidity risk, taking into consideration, among other factors, the Portfolio’s investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the six months ended June 30, 2021, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Portfolio’s investments and they determined that, generally, the Portfolio held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Portfolio’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolio’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-650-7453 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-650-7453.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

GOLDVIT-SAR21

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 8/30/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 8/30/21

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 8/30/21